Summary of Significant Accounting Policies (Details Narrative) - EBP 001 [Member] - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Forfeitures of termination participants		$ 30,257	$ 6,037
Decrease in participants contribution		8,498	15,018
Pay plan expenses		$ 0	$ 0
Subsequent Event [Member]
EBP, Accounting Policy [Line Items]
Decrease in participants contribution	$ 36,392